AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Affiliated Mutual Funds — 38.0%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	50,300,607	$528,156,375
AST PGIM Fixed Income Central Portfolio*	259,334,770	2,777,475,387
AST T. Rowe Price Fixed Income Central Portfolio*	269,411	2,896,166

Total Fixed Income (cost $3,028,061,744)(wa)		3,308,527,928

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 10.2%
Automobiles — 2.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-02, Class C
6.000%	07/18/29	16,500	16,760,358
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	8,650	8,631,332
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-03A, Class A, 144A
4.620%	02/20/27	2,500	2,466,416
Series 2023-03A, Class A, 144A
5.440%	02/22/28	8,750	8,800,715
Series 2023-06A, Class A, 144A
5.810%	12/20/29	5,000	5,110,468
Series 2023-08A, Class A, 144A
6.020%	02/20/30	16,700	17,222,326
Series 2024-01A, Class A, 144A
5.360%	06/20/30	5,600	5,627,728
Series 2024-03A, Class A, 144A
5.230%	12/20/30	10,500	10,491,662
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	4,500	4,507,426
Enterprise Fleet Financing LLC,
Series 2023-03, Class A2, 144A
6.400%	03/20/30	15,000	15,229,426
Series 2024-01, Class A2, 144A
5.230%	03/20/30	18,000	17,970,275
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%	08/15/36	9,000	8,981,594
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	20,000	20,647,402
Series 2024-01, Class A, 144A
4.980%	12/11/36	13,600	13,657,486
Santander Drive Auto Receivables Trust,
Series 2023-04, Class C
6.040%	12/15/31	9,300	9,456,471
Series 2023-05, Class C
6.430%	02/18/31	20,100	20,756,504
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2023-06, Class B
5.980%	04/16/29	11,100	$11,281,620
Series 2023-06, Class C
6.400%	03/17/31	2,900	2,984,183
Series 2024-01, Class C
5.450%	03/15/30	3,500	3,489,339
SFS Auto Receivables Securitization Trust,
Series 2024-01A, Class B, 144A
5.380%	01/21/31	2,700	2,706,032
			206,778,763
Collateralized Loan Obligations — 7.5%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
6.708%(c)	04/20/35	3,000	2,993,399
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.324%(c)	04/26/35	33,000	33,121,965
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)
6.739%(c)	10/21/34	8,500	8,502,380
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
6.618%(c)	04/18/35	12,000	12,001,960
Battalion CLO Ltd. (Cayman Islands),
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	12/19/32	11,500	11,518,708
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34	3,500	3,499,654
Crown Point CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.698%(c)	01/17/34	5,000	4,994,423
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.766%(c)	07/15/34	4,500	4,500,045
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.234%(c)	10/20/36	50,000	50,162,200
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)
6.534%(c)	02/05/31	542	540,198
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34	5,375	5,372,313
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)
6.754%(c)	10/20/31	9,426	$9,448,304
KKR CLO Ltd. (Cayman Islands),
Series 2023-46A, Class A1A, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.168%(c)	04/20/35	11,500	11,542,759
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.749%(c)	07/20/34	8,000	7,985,466
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
7.538%(c)	10/20/31	119,777	119,892,907
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.656%(c)	10/15/32	5,000	5,001,795
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)
6.604%(c)	10/15/32	5,000	5,001,500
Madison Park Funding Ltd.,
Series 2020-47A, Class A1R, 144A, 3 Month SOFR + 1.540% (Cap N/A, Floor 1.540%)
6.864%(c)	04/19/37	29,000	28,999,188
MidOcean Credit CLO (Cayman Islands),
Series 2017-07A, Class A1R, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.616%(c)	07/15/29	5,633	5,636,165
Series 2019-10A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.807%(c)	10/23/34	4,000	3,996,014
Mountain View CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)
7.814%(c)	10/15/32	59,000	59,000,000
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2014-17A, Class AR2, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)
6.609%(c)	04/22/29	2,327	2,328,235
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)
6.804%(c)	06/20/34	11,750	11,742,019
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)
7.348%(c)	10/18/35	14,750	14,812,789
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	04/20/34	11,455	11,460,533
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)
7.251%(c)	01/20/36	43,250	43,453,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
7.168%(c)	10/20/35	31,750	$32,052,305
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.647%(c)	10/23/31	7,250	7,255,030
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.761%(c)	10/29/34	2,500	2,502,728
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
6.598%(c)	10/20/32	12,000	12,006,020
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34	8,500	8,451,544
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.311%(c)	01/15/36	27,250	27,366,870
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.878%(c)	04/25/37	17,500	17,492,279
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)
6.816%(c)	04/15/34	7,750	7,734,227
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)
7.327%(c)	01/15/37	48,000	48,168,250
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month SOFR + 1.322% (Cap N/A, Floor 0.000%)
6.639%(c)	10/20/29	4,466	4,466,117
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31	3,741	3,742,395
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.786%(c)	10/15/34	1,500	1,498,726
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.866%(c)	04/15/30	915	916,232
			651,161,466
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	15,300	15,533,810

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Credit Cards — 0.0%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	2,700	$2,608,490
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
6.084%(c)	05/25/34	811	758,682
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/34	483	436,663
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month SOFR + 1.194% (Cap N/A, Floor 1.080%)
6.524%(c)	03/25/33	149	147,206
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	3,010	3,017,216
			4,359,767
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month SOFR + 2.914% (Cap N/A, Floor 2.800%)
8.244%(c)	06/25/24	4,150	4,121,374
Residential Mortgage-Backed Securities — 0.1%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
6.224%(c)	11/25/34	449	421,328
Series 2004-ECC02, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.344%(c)	12/25/34	1,630	1,598,048
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
4.322%(cc)	07/25/50	2,338	2,092,140
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)
6.344%(c)	05/25/34	555	529,971
			4,641,487

Total Asset-Backed Securities (cost $883,582,958)			889,205,157
Commercial Mortgage-Backed Securities — 9.1%
BANK,
Series 2018-BN13, Class A4
3.953%	08/15/61	15,490	14,822,236
Series 2019-BN20, Class A2
2.758%	09/15/62	6,566	5,777,673
Series 2019-BN22, Class A3
2.726%	11/15/62	3,500	3,103,271
Series 2021-BN32, Class A2
1.985%	04/15/54	10,000	9,154,712
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	2,620	$2,512,453
Barclays Commercial Mortgage Securities Trust,
Series 2019-C03, Class A3
3.319%	05/15/52	18,800	17,494,035
Series 2019-C04, Class A4
2.661%	08/15/52	11,045	10,067,868
Series 2022-C14, Class A4
2.692%	02/15/55	10,800	9,198,330
Series 2022-C17, Class A4
4.174%	09/15/55	9,358	8,849,110
Benchmark Mortgage Trust,
Series 2018-B05, Class A3
3.944%	07/15/51	8,248	7,841,194
Series 2020-IG01, Class A3
2.687%	09/15/43	10,120	8,345,365
Series 2021-B25, Class A2
1.977%	04/15/54	7,000	6,478,878
Series 2023-B38, Class A3
5.793%	04/15/56	10,000	10,370,328
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	29,991	31,482,752
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	5,515	4,442,238
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	13,890	12,288,308
CCUBS Commercial Mortgage Trust,
Series 2017-C01, Class A3
3.283%(cc)	11/15/50	2,260	2,106,438
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10,310	9,607,320
Series 2017-CD04, Class A3
3.248%	05/10/50	8,290	7,847,099
Series 2017-CD06, Class A4
3.190%	11/13/50	15,000	14,057,763
Series 2019-CD08, Class A3
2.657%	08/15/57	19,000	16,851,482
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	14,516	13,810,275
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3
2.575%	08/10/49	2,695	2,547,661
Series 2016-C03, Class A3
2.896%	11/15/49	1,242	1,173,150
Series 2016-GC36, Class A5
3.616%	02/10/49	10,075	9,624,682
Series 2016-P04, Class A3
2.646%	07/10/49	2,536	2,396,563
Series 2016-P05, Class A3
2.684%	10/10/49	1,654	1,551,101

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-P07, Class A3
3.442%	04/14/50	8,989	$8,534,722
Commercial Mortgage Trust,
Series 2012-CR04, Class A3
2.853%	10/15/45	710	651,444
Series 2014-CR17, Class A5
3.977%	05/10/47	3,877	3,868,546
Series 2014-CR18, Class A5
3.828%	07/15/47	11,772	11,718,390
Series 2014-CR19, Class A5
3.796%	08/10/47	20,910	20,787,381
Series 2014-CR20, Class A3
3.326%	11/10/47	8,105	8,039,632
Series 2014-CR21, Class A3
3.528%	12/10/47	20,596	20,164,967
Series 2014-LC17, Class A5
3.917%	10/10/47	18,000	17,815,653
Series 2014-UBS03, Class A4
3.819%	06/10/47	16,633	16,549,857
Series 2014-UBS04, Class A5
3.694%	08/10/47	17,422	17,228,888
Series 2014-UBS06, Class A5
3.644%	12/10/47	9,932	9,750,718
Series 2015-CR22, Class A4
3.048%	03/10/48	5,000	4,899,659
Series 2015-LC19, Class A4
3.183%	02/10/48	9,100	8,912,914
Series 2015-LC21, Class A4
3.708%	07/10/48	7,856	7,656,346
Series 2016-COR01, Class A3
2.826%	10/10/49	6,114	5,767,910
Series 2018-COR03, Class A2
3.961%	05/10/51	4,105	3,906,388
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class D, 144A, 1 Month SOFR + 1.647% (Cap N/A, Floor 1.600%)
6.973%(c)	05/15/36	1,776	1,774,807
Series 2019-ICE04, Class E, 144A, 1 Month SOFR + 2.197% (Cap N/A, Floor 2.150%)
7.523%(c)	05/15/36	11,970	11,961,018
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A1, 144A
3.304%	09/15/37	7,917	6,940,490
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	5,248,655
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	7,000	6,628,612
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	17,686	17,170,782
Series 2017-CX10, Class A5
3.458%(cc)	11/15/50	10,080	9,222,554
DBGS Mortgage Trust,
Series 2018-BIOD, Class A, 144A, 1 Month SOFR + 1.099% (Cap N/A, Floor 0.803%)
6.424%(c)	05/15/35	4,569	4,556,678
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2017-C06, Class A3
3.269%	06/10/50	11,342	$11,028,142
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.164%(cc)	05/25/26	38,290	917,654
Series K093, Class XAM, IO
1.190%(cc)	05/25/29	51,135	2,656,381
Series K106, Class XAM, IO
1.583%(cc)	02/25/30	54,548	4,205,214
Series K734, Class X1, IO
0.644%(cc)	02/25/26	116,349	997,055
Series K736, Class XAM, IO
1.711%(cc)	07/25/26	63,677	2,167,081
Series K737, Class XAM, IO
1.007%(cc)	10/25/26	46,658	1,096,682
GS Mortgage Securities Trust,
Series 2015-GC34, Class A3
3.244%	10/10/48	8,906	8,631,594
Series 2016-GS04, Class A3
3.178%	11/10/49	4,808	4,572,254
Series 2018-GS09, Class A3
3.727%	03/10/51	7,125	6,664,812
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A5
4.079%	02/15/47	2,686	2,679,093
Series 2014-C21, Class A5
3.775%	08/15/47	6,755	6,715,265
Series 2014-C22, Class A4
3.801%	09/15/47	33,000	32,655,081
Series 2014-C24, Class A4A1
3.373%	11/15/47	16,744	16,573,345
Series 2015-C31, Class A3
3.801%	08/15/48	5,632	5,450,975
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A5
3.723%	03/15/50	6,750	6,414,991
Series 2017-JP06, Class A5
3.490%	07/15/50	5,010	4,640,927
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	8,137	7,658,064
Series 2017-C05, Class A5
3.694%	03/15/50	7,669	7,170,544
Series 2020-COR07, Class A5
2.180%	05/13/53	12,000	9,528,895
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5
3.805%	07/15/47	3,260	3,250,765
Series 2016-JP02, Class A3
2.559%	08/15/49	4,625	4,391,677
Series 2016-JP02, Class A4
2.822%	08/15/49	11,300	10,617,069
Series 2016-JP03, Class A4
2.627%	08/15/49	4,327	4,064,461

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C23, Class A4
3.719%	07/15/50	9,375	$9,130,696
Series 2016-C30, Class A4
2.600%	09/15/49	5,609	5,323,870
Series 2016-C31, Class A4
2.840%	11/15/49	13,603	12,863,908
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A4
3.779%(cc)	05/15/48	13,925	13,542,990
MSWF Commercial Mortgage Trust,
Series 2023-01, Class A2
6.451%	05/15/56	10,000	10,315,481
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	7,000	5,785,954
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A4
3.563%	10/15/50	8,100	7,445,558
Series 2018-C08, Class A3
3.720%	02/15/51	5,281	5,010,162
Series 2018-C10, Class A3
4.048%	05/15/51	1,988	1,885,782
Series 2018-C10, Class A4
4.313%	05/15/51	8,000	7,555,247
Series 2018-C12, Class A2 (original cost $250,914; purchased 10/10/18)(f)
4.152%	08/15/51	247	242,015
Series 2018-C14, Class A3
4.180%	12/15/51	11,456	10,928,421
Series 2019-C17, Class A2
2.313%	10/15/52	2,960	2,931,140
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS01, Class A4
2.874%	05/15/48	8,692	8,533,023
Series 2016-BNK01, Class A2
2.399%	08/15/49	15,704	14,702,954
Series 2016-NXS06, Class A4
2.918%	11/15/49	14,551	13,731,752
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	14,642,375
Series 2018-C44, Class A2
4.178%	05/15/51	8,529	8,250,692
Series 2020-C56, Class A4
2.194%	06/15/53	5,520	4,703,786

Total Commercial Mortgage-Backed Securities (cost $799,691,396)			795,833,123
Corporate Bonds — 25.1%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30	2,650	2,287,975
3.250%	02/01/35	4,800	3,781,343
3.600%	05/01/34	3,160	2,620,807
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.625%	02/01/31	26,000	$22,893,552
5.150%	05/01/30	25,000	24,193,795
			55,777,472
Agriculture — 0.5%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	6,500	5,795,884
3.557%	08/15/27	1,509	1,428,058
6.343%	08/02/30	19,089	19,872,269
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,628	1,577,776
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.875%	02/15/28	12,447	12,420,211
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	3,100	3,059,055
			44,153,253
Airlines — 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	3,000	2,932,500
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	2,815	2,810,402
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	1,215	1,174,972
4.625%	04/15/29	240	223,271
			7,141,145
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30	18,920	16,905,755
4.134%	08/04/25	9,025	8,824,268
4.950%	05/28/27	12,875	12,564,654
6.950%	03/06/26	15,825	16,130,250
General Motors Co.,
Sr. Unsec’d. Notes
6.600%	04/01/36	3,385	3,598,470
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	7,901,495
Sr. Unsec’d. Notes
2.700%	06/10/31	2,470	2,058,967
3.100%	01/12/32	8,810	7,456,543
5.000%	04/09/27	8,805	8,742,844
			84,183,246

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 8.8%
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, EMTN
3.250%(ff)	09/30/31	300	$276,614
Banco do Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.875%	01/11/29	1,005	967,313
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes
6.625%(ff)	01/24/32(oo)	270	244,064
Bank Mandiri Persero Tbk PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
3.750%	04/11/24	285	284,259
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32	19,755	16,359,356
2.687%(ff)	04/22/32	13,055	11,035,634
4.571%(ff)	04/27/33	37,239	35,364,697
5.288%(ff)	04/25/34	32,635	32,545,871
6.204%(ff)	11/10/28	9,261	9,580,732
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	13,140	10,787,511
3.824%(ff)	01/20/28	5,000	4,815,528
4.078%(ff)	04/23/40	2,365	2,044,359
Sub. Notes, MTN
4.200%	08/26/24	9,015	8,957,598
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	7,060	6,924,704
7.437%(ff)	11/02/33	2,715	3,011,433
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.323%(ff)	01/13/27	320	297,307
2.159%(ff)	09/15/29	2,350	2,049,184
3.375%	01/09/25	992	975,553
Sr. Non-Preferred Notes, 144A, MTN
3.052%(ff)	01/13/31	4,585	4,036,810
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.520%(ff)	11/03/32	1,570	1,287,320
3.057%(ff)	01/25/33	29,500	25,035,556
3.785%(ff)	03/17/33	28,099	25,102,133
Sub. Notes
4.450%	09/29/27	7,330	7,128,388
5.827%(ff)	02/13/35	28,265	27,962,516
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.311%(ff)	11/16/27	425	388,122
2.552%(ff)	01/07/28	1,250	1,146,411
3.961%(ff)	11/26/25	200	197,159
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,760	3,435,037
2.615%(ff)	04/22/32	11,000	9,225,998
2.650%(ff)	10/21/32	1,975	1,643,780
3.615%(ff)	03/15/28	8,500	8,130,534
3.814%(ff)	04/23/29	16,650	15,780,077
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.850%	01/26/27	240	$232,681
6.484%(ff)	10/24/29(a)	45,165	47,567,877
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,500	1,436,748
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	6,000	5,836,708
Sr. Unsec’d. Notes
1.040%(ff)	02/04/27	760	702,997
4.565%(ff)	06/14/30	57,895	56,451,087
5.350%(ff)	06/01/34(a)	13,000	13,055,230
6.254%(ff)	10/23/34	10,470	11,185,284
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.341%(ff)	01/19/28	14,500	13,421,328
Morgan Stanley,
Sr. Unsec’d. Notes
4.210%(ff)	04/20/28	31,450	30,559,498
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	4,757,845
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	10,710	8,849,751
2.943%(ff)	01/21/33	60,212	51,148,186
5.424%(ff)	07/21/34	20,000	20,062,549
Sub. Notes, MTN
3.950%	04/23/27	655	632,586
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
6.037%(ff)	10/28/33	45,000	46,542,478
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
3.337%(ff)	01/21/33	5,000	4,193,953
Sr. Preferred Notes, 144A, MTN
4.677%	06/15/27(a)	13,000	12,779,127
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
7.161%(ff)	10/30/29	16,110	17,186,291
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35	18,900	19,092,533
5.836%(ff)	06/12/34	19,300	19,675,268
5.850%(ff)	10/21/33(a)	23,940	24,441,413
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	2,000	1,961,503
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	785	665,288
4.125%	09/24/25	5,370	5,258,438
4.488%(ff)	05/12/26	2,930	2,887,589
Sr. Unsec’d. Notes, 144A, MTN
2.095%(ff)	02/11/32	565	450,907
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	5,000	4,308,364
2.879%(ff)	10/30/30	12,770	11,289,505

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.526%(ff)	03/24/28	16,995	$16,177,020
5.557%(ff)	07/25/34	36,880	37,051,396
			766,882,986
Building Materials — 0.0%
Cemex SAB de CV (Mexico),
Gtd. Notes
5.450%	11/19/29	350	345,078
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	313,726
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	637,322
			1,296,126
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	7,475	7,441,346
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.550%	11/30/25	131	129,434
MEGlobal Canada ULC (Kuwait),
Gtd. Notes, EMTN
5.875%	05/18/30	350	353,281
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.000%	12/15/26	5,000	4,846,391
			12,770,452
Commercial Services — 0.1%
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	1,550	1,623,062
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	2,445	2,383,430
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	6,462,196
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30	1,055	1,029,036
			11,497,724
Cosmetics/Personal Care — 0.0%
Haleon US Capital LLC,
Gtd. Notes
3.625%	03/24/32	1,200	1,081,400
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	550	559,625
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.3%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	7,980	$7,189,385
7.624%(ff)	10/30/31	15,005	16,574,333
			23,763,718
Electric — 2.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	7,168,401
4.700%	05/15/32	11,035	10,546,322
Ameren Illinois Co.,
First Mortgage
3.850%	09/01/32(a)	17,000	15,562,558
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,466,322
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31	5,125	4,497,670
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	463,095
5.000%	02/01/31	725	666,900
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series ai.
4.450%	10/01/32	9,050	8,684,881
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	1,942	1,850,934
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	9,910	9,512,188
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	2,500	2,362,639
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	425,712
Duke Energy Carolinas LLC,
First Mortgage
2.850%	03/15/32	17,760	15,248,058
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	409,743
Energuate Trust (Guatemala),
Gtd. Notes
5.875%	05/03/27	390	372,816
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	419,432
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	10,444,244
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	11,791,920

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	$1,234,591
Florida Power & Light Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	754,806
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	10,580	10,341,088
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	910,528
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,087,239
Light Servicos de Eletricidade SA/Light Energia SA (Brazil),
Gtd. Notes
4.375%	06/18/26(d)	200	94,935
Gtd. Notes, 144A
4.375%	06/18/26(d)	200	94,935
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,304,489
Pacific Gas & Electric Co.,
First Mortgage
6.400%	06/15/33	45,880	48,350,334
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,212,650
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	517,412
Southern California Edison Co.,
First Mortgage
5.850%	11/01/27	10,790	11,072,114
5.950%	11/01/32(a)	37,960	39,800,798
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes
5.750%	12/01/40	452	414,452
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
3.750%	05/15/27	19,420	18,730,985
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,175,340
5.625%	02/15/27	3,000	2,953,783
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,580	2,559,628
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32	1,530	1,439,938
			252,943,880
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Energy-Alternate Sources — 0.0%
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes
7.750%	02/02/27	200	$192,000
Azure Power Solar Energy Pvt. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.650%	12/24/24	351	341,128
			533,128
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	2,513	2,356,723
4.250%	10/31/26	7,622	7,361,175
5.500%	07/31/47	4,220	3,561,944
			13,279,842
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes
4.279%	03/15/32(a)	40,995	36,640,910
Foods — 0.3%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes
5.125%	02/01/28	21,645	21,321,883
Gas — 0.1%
Southern California Gas Co.,
Sr. Unsec’d. Notes
2.950%	04/15/27	10,820	10,206,386
Healthcare-Services — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	986,427
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	3,360	3,118,583
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	239,696
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	8,980	8,203,027
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30	2,600	2,404,184
Sr. Sec’d. Notes, 144A
6.750%	05/15/31	7,225	7,361,668
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	2,200	1,861,716
4.200%	05/15/32	32,077	30,482,104
			54,657,405

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Furnishings — 0.0%
Panasonic Holdings Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	$990,675
Insurance — 0.1%
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	2,954,060
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	2,700	2,035,897
4.569%	02/01/29	2	1,950
Markel Group, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	473,384
			5,465,291
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes
4.193%	01/19/32	450	389,812
Leisure Time — 0.1%
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	4,500	4,443,750
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28(a)	2,809	2,614,308
			7,058,058
Lodging — 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	21,516	21,462,260
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29(a)	2,600	2,379,992
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.800%	04/01/31	13,605	11,141,329
6.384%	10/23/35	5,822	5,758,553
Comcast Corp.,
Gtd. Notes
3.750%	04/01/40	1,510	1,254,607
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	7,500	7,177,661
			27,712,142
Mining — 0.1%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	4,267	4,420,509
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	2,970	$2,463,003
			6,883,512
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	9,685	9,657,785
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	6,600	6,142,917
Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	18,000	15,365,189
Sr. Unsec’d. Notes, 144A
2.000%	07/15/26	2,514	2,320,472
4.000%	01/15/31	5,490	4,970,249
6.000%	06/13/33	5,800	5,974,870
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	1,965
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	66,942	55,338,006
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.625%	11/01/30	1,575	1,690,820
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	26,670	28,438,689
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
8.375%	11/01/33	11,334	12,267,411
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	946	947,620
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	9,000	8,460,090
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	2,090	1,757,516
2.150%	01/15/31	5,110	4,303,619
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	1,750	1,494,917
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	15,970	15,603,885
			158,935,318

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.2%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	4,225	$4,264,181
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28(a)	1,150	1,153,321
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	12,427,948
			17,845,450
Pharmaceuticals — 0.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	515	475,851
4.875%	07/20/35	1,260	1,213,736
5.000%	12/01/24	700	695,936
5.250%	02/21/33	29,000	29,013,394
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	4,773	3,956,653
			35,355,570
Pipelines — 3.2%
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33	44,321	45,942,018
Energy Transfer LP,
Sr. Unsec’d. Notes
3.750%	05/15/30	21,711	20,028,811
4.200%	04/15/27	1,510	1,468,854
4.950%	06/15/28	15,325	15,191,600
5.500%	06/01/27	5,000	5,032,657
5.550%	05/15/34	5,000	5,014,510
5.750%	02/15/33	15,551	15,802,931
6.400%	12/01/30	3,395	3,581,330
6.550%	12/01/33	1,875	2,009,281
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	1	896
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	225	230,675
7.500%	06/01/30(a)	225	240,536
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	8,141,204
4.950%	09/01/32	40,226	39,111,500
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27	1,535	1,483,862
4.500%	03/15/50	3,135	2,552,781
6.100%	11/15/32	14,258	14,927,934
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	10,000	9,174,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.650%	10/15/25	2,185	$2,156,358
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	18,585	16,963,524
5.200%	07/01/27	33,620	33,561,544
6.500%	03/30/34	13,655	14,686,647
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	3,477,785
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	16,997	14,474,350
4.650%	08/15/32	2,170	2,093,212
			277,349,550
Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,729,969
3.850%	02/01/25	5,575	5,479,635
3.900%	03/15/27	3,499	3,357,465
Kimco Realty OP LLC,
Gtd. Notes
6.400%	03/01/34	7,200	7,707,407
Realty Income Corp.,
Sr. Unsec’d. Notes
2.850%	12/15/32	150	124,825
Sun Communities Operating LP,
Gtd. Notes
4.200%	04/15/32	24,093	21,650,445
VICI Properties LP,
Sr. Unsec’d. Notes
4.750%	02/15/28	8,970	8,754,491
Welltower OP LLC,
Gtd. Notes
3.100%	01/15/30	1,500	1,350,665
			52,154,902
Retail — 0.2%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32(a)	6,700	5,958,076
Genuine Parts Co.,
Sr. Unsec’d. Notes
6.500%	11/01/28	10,000	10,570,520
			16,528,596
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28	1,555	1,472,122
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	13,058	12,564,298
Gtd. Notes, 144A
2.450%	02/15/31(a)	5,390	4,540,837

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	1,153	$932,027
3.187%	11/15/36	4,513	3,587,523
3.419%	04/15/33	47,900	41,467,270
			64,564,077
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	94,165
Oracle Corp.,
Sr. Unsec’d. Notes
3.850%	07/15/36	3,300	2,821,092
			2,915,257
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.400%	02/15/34	11,790	11,942,138
CT Trust (Guatemala),
Sr. Sec’d. Notes
5.125%	02/03/32	200	176,130
Sprint LLC,
Gtd. Notes
7.125%	06/15/24(a)	5,000	5,011,580
Telefonica Moviles Chile SA (Chile),
Sr. Unsec’d. Notes
3.537%	11/18/31	430	323,441
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	11/15/31	10,715	8,796,024
2.550%	02/15/31	13,265	11,295,763
3.875%	04/15/30	25,000	23,434,555
4.375%	04/15/40	525	467,649
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	13,585	11,163,146
			72,610,426
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	3,775	3,770,314

Total Corporate Bonds (cost $2,186,430,742)			2,186,482,493
Municipal Bonds — 0.5%
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	20,234,378
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Taxable, Revenue Bonds, Series Q
4.132%	05/15/32	2,305	2,202,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	$3,123,826
Massachusetts — 0.0%
Massachusetts Clean Water Trust (The),
Revenue Bonds, BABs
5.192%	08/01/40	1,140	1,134,338
New York — 0.1%
New York City Municipal Water Finance Authority,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	7,022,992
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,815	1,874,858
			8,897,850
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,286,735
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	521,249
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	4,129,130
Texas — 0.0%
City of San Antonio Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	1,654,680
Washington — 0.0%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	2,392,598

Total Municipal Bonds (cost $52,647,402)			45,577,529
Residential Mortgage-Backed Securities — 0.6%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)
6.144%(c)	09/25/35	1,299	1,143,168
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A
5.000%(cc)	05/25/63	36,821	36,200,901
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.870%(c)	10/25/41	2,380	2,390,258
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	1,138	1,073,093

A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
GS Mortgage-Backed Securities Trust,
Series 2018-RPL01, Class A1A, 144A
3.750%	10/25/57	2,924	$2,804,854
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)
7.085%(c)	05/25/29	455	455,273
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	791	771,562
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)
6.194%(c)	01/25/48	154	149,421
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)
6.094%(c)	06/25/57	518	497,806
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	1,229	1,148,999
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)
6.444%(c)	10/25/59	465	468,614
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
4.442%(cc)	09/25/36	729	596,057

Total Residential Mortgage-Backed Securities (cost $47,313,082)			47,700,006
Sovereign Bonds — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30	490	410,681
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	02/22/29	600	580,800
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27	700	695,800
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
0.625%	09/02/25	10,000	9,360,935
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,208,750
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	25,954,208
2.875%	10/17/29	15,600	13,753,160
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
2.125%	12/01/30	900	712,969

Total Sovereign Bonds (cost $56,273,832)			53,677,303
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations — 6.4%
Federal Home Loan Bank
4.250%	09/10/32	595	$581,974
Federal Home Loan Mortgage Corp.
4.000%	06/01/26	8	7,566
4.000%	02/01/34	21	20,328
4.000%	10/01/37	204	197,217
4.000%	11/01/37	337	326,565
4.000%	12/01/37	92	88,751
4.000%	01/01/38	762	738,381
4.000%	02/01/38	293	284,157
4.000%	03/01/38	30	29,388
4.000%	04/01/38	10,131	9,808,417
4.000%	05/01/38	184	177,712
4.000%	05/01/38	4,330	4,191,838
4.000%	05/01/38	6,717	6,503,766
4.000%	06/01/38	3,173	3,071,634
4.000%	08/01/38	38,471	37,247,646
5.000%	09/01/38	53,303	53,221,410
5.000%	10/01/38	16,926	16,900,006
6.250%	07/15/32	8,600	9,778,203
6.750%	03/15/31	11,042	12,644,945
Federal National Mortgage Assoc.
2.500%	08/01/36(k)	157,391	143,439,207
3.500%	TBA	500	447,751
4.000%	11/01/25	14	14,172
4.000%	11/01/29	8	7,919
4.000%	04/01/33	7,501	7,285,521
4.000%	07/01/33	20	19,557
4.000%	08/01/33	17	16,651
4.000%	11/01/37	298	288,266
4.000%	12/01/37	183	177,268
4.000%	01/01/38	947	917,021
4.000%	02/01/38	1,201	1,162,762
4.000%	03/01/38	149	144,252
4.000%	03/01/38	2,161	2,091,944
4.000%	03/01/38	3,005	2,909,266
4.000%	04/01/38	1,414	1,368,703
4.000%	04/01/38	68,255	66,084,061
4.000%	05/01/38	18,300	17,718,249
4.000%	07/01/38	41,286	39,972,341
4.000%	08/01/38	8,762	8,483,504
5.000%	TBA(tt)	34,500	33,660,380
5.000%	08/01/52	1,760	1,718,507
6.625%	11/15/30(k)	28,570	32,294,851
Freddie Mac Strips
5.389%(s)	07/15/32	3,000	2,049,559
Government National Mortgage Assoc.
4.000%	08/20/52	31,109	29,103,742
Resolution Funding Corp. Principal Strips
4.545%(s)	01/15/30	9,000	6,910,318
5.167%(s)	04/15/30	3,000	2,275,901
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	220	178,515

Total U.S. Government Agency Obligations (cost $558,011,751)			556,560,092

A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 7.8%
U.S. Treasury Bonds
2.250%	05/15/41	13,570	$10,029,078
4.125%	08/15/53	3,410	3,279,994
4.750%	11/15/43	960	996,450
U.S. Treasury Notes
4.000%	02/15/34(a)	14,410	14,175,838
4.375%	11/30/28	157,040	157,923,350
4.625%	09/30/30(k)	59,220	60,533,944
U.S. Treasury Strips Coupon
2.377%(s)	08/15/45	1,705	634,713
2.544%(s)	11/15/45	4,405	1,621,591
3.849%(s)	11/15/41	75,000	33,149,414
4.038%(s)	08/15/41	92,600	41,478,289
4.323%(s)	05/15/41	156,300	70,982,180
4.509%(s)	02/15/41	215,000	98,925,196
4.819%(s)	08/15/40	297,180	140,289,855
5.338%(s)	02/15/42	16,730	7,304,344
5.391%(s)	05/15/40	83,500	40,053,906

Total U.S. Treasury Obligations (cost $689,523,408)			681,378,142

Total Long-Term Investments (cost $8,301,536,315)			8,564,941,773

	Shares
Short-Term Investments — 2.7%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wa)	166,735,708	166,735,708
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $72,294,399; includes $71,648,526 of cash collateral for securities on loan)(b)(wa)	72,354,957	72,318,779

Total Short-Term Investments (cost $239,030,107)		239,054,487

TOTAL INVESTMENTS—101.0% (cost $8,540,566,422)		8,803,996,260

Liabilities in excess of other assets(z) — (1.0)%		(90,169,112)

Net Assets — 100.0%		$8,713,827,148

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $70,193,234; cash collateral of $71,648,526 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $250,914. The aggregate value of $242,015 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $34,500,000 is 0.4% of net assets.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A13

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
480	3 Month CME SOFR	Jun. 2024	$113,607,000	$25,534
480	3 Month CME SOFR	Sep. 2024	113,838,000	36,118
1,495	5 Year U.S. Treasury Notes	Jun. 2024	159,988,367	(694,205)
29,374	10 Year U.S. Treasury Notes	Jun. 2024	3,254,547,553	13,329,203
10,728	10 Year U.S. Ultra Treasury Notes	Jun. 2024	1,229,529,429	10,604,479
				23,301,129
Short Positions:
5,326	2 Year U.S. Treasury Notes	Jun. 2024	1,089,083,787	1,109,840
10,417	20 Year U.S. Treasury Bonds	Jun. 2024	1,254,597,438	(25,478,950)
2,129	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	274,641,000	(3,370,339)
				(27,739,449)
				$(4,438,320)
Credit default swap agreement outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at March 31, 2024		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	594,620		$(12,887,814)		$(13,629,976)		$(742,162)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A14